Geographic and Other Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenue and Non-current Assets by Geography
The following is a summary of the Group’s
operation
by region based on the location of customers for the years ended December 31, 2019, 2020 and 2021.

(a)	Revenue by geography

(In millions of won)
	2019		2020	2021
Domestic	~~W~~	1,264,639	912,049	632,531
Foreign
China		15,432,503	16,685,746	19,866,707
Asia (excluding China)		2,404,739	2,297,290	3,256,126
United States		1,940,321	2,070,944	3,263,055
Europe (excluding Poland)		1,475,942	1,215,345	1,159,669
Poland		957,423	1,080,187	1,699,955

	~~W~~	22,210,928	23,349,512	29,245,512

	~~W~~	23,475,567	24,261,561	29,878,043

Sales to Company A and Company B amount to
~~W~~
12,019,534 million and
~~W~~
5,924,262 million, respectively, for the year ended December 31, 2021 (2019:
~~W~~
8,494,720 million and
~~W~~
4,501,790 million, 2020:
~~W~~
10,380,138 million and
~~W~~
4,252,696 million). The Group’s top ten
end-brand
customers together accounted for 86% of sales for the year ended December 31, 2021 (2019: 80%, 2020: 85%).

(b)	Non-current assets by geography

(In millions of won)
	December 31, 2020			December 31, 2021
	Property, plant and equipment		Intangible assets	Property, plant and equipment	Intangible assets
Domestic	~~W~~	11,736,856	874,849	12,006,204	1,452,823
Foreign
China		6,723,704	39,396	6,393,129	83,655
Vietnam		1,663,807	7,688	2,146,652	19,954
Others		15,336	98,155	12,461	88,466

	~~W~~	8,402,847	145,239	8,552,242	192,075

	~~W~~	20,139,703	1,020,088	20,558,446	1,644,898

Revenue by Product and Services
(c)	Revenue by product and services

(In millions of won)
	2019		2020	2021
TV	~~W~~	7,998,137	6,737,654	9,466,192
IT(*)		9,062,774	10,120,668	12,458,740
Mobile and others		6,414,656	7,403,239	7,953,111

	~~W~~	23,475,567	24,261,561	29,878,043

(*)
IT consists of Monitor, Notebook and Tablet products and revenue by products and services for the years ended December 31, 2019 are reclassified to conform to the classification for the year ended December 31, 2021.